Pledged Assets And Collateral (Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Pledged Assets And Collateral [Abstract]
Trading account securities	¥ 10,832,084
Investment securities	5,653,930
Loans	8,243,786
Other	65,106
Total	¥ 24,794,906